                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10371

                             Lord Abbett Blend Trust
                             -----------------------
               (Exact name of registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31

Date of reporting period: 01/31/04

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

 2004
  SEMI-
 ANNUAL
   REPORT

LORD ABBETT
SMALL-CAP BLEND FUND


FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT SMALL-CAP BLEND FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004

DEAR SHAREHOLDER: We are pleased to provide you with this overview of the Lord Abbett Small-Cap Blend Fund's (the Fund) strategies and performance for the six-month period ended January 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

                                        BEST REGARDS,

                                        /s/ Robert S. Dow

                                        ROBERT S. DOW
                                        CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?
A: The U.S. economy continued to show signs of improvement during the third quarter of 2003, as domestic growth prospects and corporate profits improved. Further evidence of an economic recovery sparked the equity markets, adding to the market gains experienced in the second quarter. And while major indices advanced in the first part of the period, concerns over the viability of future growth grew as the summer ended.

    As the economy entered the final months of 2003, gross domestic product
(GDP) numbers showed that the U.S. economy expanded by an impressive 8.2% annualized rate in the third quarter-well ahead of expectations and up from 3.3% annualized growth in the second quarter. In addition, productivity data, an important gauge for inflation, has remained strong and can be an important signal that interest rates may remain low in the near term. October's employment report showed an increase of 126,000 jobs, ahead of estimates, but more recent employment data has raised lingering questions about a possible jobless recovery. And while the unemployment rate dropped to 5.6% in January, further data has shown lower-than-expected job creation in December and January, disappointing some. Historically, however, it is not uncommon for employment statistics to improve more slowly than other economic indicators.

    GDP grew at a 4% annual pace in the fourth quarter, and although this was slightly below expectations, the data continued to reinforce the view of an improving economy. Furthermore, in the face of a continued rising equity market, debates over the direction of interest rates intensified towards the end of the period, as the Federal Reserve slightly changed its stance that interest rates will remain low at 1% for a "considerable" amount of time.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004?
A: For the six-month period ended January 31, 2004, the Fund returned 24.9%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, outperforming the Russell 2000(R) Index(1) which returned 22.7% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are:
1 year: 50.43% and Since Inception (06/26/01): 12.91%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A: Stock selection within the healthcare sector was the largest benefit to the Fund's performance during the period. Specifically, the value of certain holdings in the biotechnology category increased, as investors rectified overly negative reactions to the company's prospects. Stock selection within the technology sector also added to the Fund's performance, as certain Fund holdings in the internet software category appreciated from strong top-line growth from increasing sales of next generation products. In addition, stock selection within the producer durables sector helped the Fund's relative return, as certain semiconductor stocks enjoyed strong operating results.

    Stock selection within the materials and processing sector was the largest detractor from relative performance during the period, as lower gross margins hurt select holdings within the chemical manufacturing category. Stock selection within the financial services sector also hurt the Fund's relative performance, as certain smaller insurance companies declined. In addition, stock selection within the energy sector detracted from Fund performance, as specific drilling companies declined.

    The Fund is actively managed and, as a result, asset allocations may change. Sectors may include many industries.

(1) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the Fund's management and the portfolio holdings described in this report are as of January 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PERFORMANCE DATA QUOTED IS HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END (AVAILABLE WITHIN SEVEN BUSINESS DAYS OF THE MOST RECENT MONTH END) BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com. THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2004

                                                                                           VALUE
INVESTMENTS                                                             SHARES             (000)
------------------------------------------------------------------------------------------------
COMMON STOCKS 96.07%

AUTO COMPONENTS 2.44%
Wabash National Corp.*                                                 185,150   $         5,093
                                                                                 ---------------

BANKS 1.21%
Hanmi Financial Corp.                                                  121,351             2,525
                                                                                 ---------------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 3.08%
Antigenics, Inc.*                                                       97,800             1,071
Arthrocare Corp.*                                                       39,723               972
Cell Therapeutics, Inc.*                                               110,684             1,075
Kensey Nash Corp.*                                                     123,110             3,305
                                                                                 ---------------
TOTAL                                                                                      6,423
                                                                                 ---------------

BUILDING: MATERIALS 1.67%
Watsco, Inc.                                                           151,600             3,493
                                                                                 ---------------

BUILDING: ROOFING & WALLBOARD 2.42%
Elk Corp.                                                              175,700             5,043
                                                                                 ---------------

CHEMICALS 1.04%
Penford Corp.                                                          157,908             2,171
                                                                                 ---------------

COMMUNICATIONS & MEDIA 3.00%
Entravision
Communications Corp.*                                                  114,200             1,196
Lamar Advertising Co.*                                                 131,700             5,068
                                                                                 ---------------
TOTAL                                                                                      6,264
                                                                                 ---------------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 3.39%
Interland, Inc.*                                                       160,997               699
Keynote Systems, Inc.*                                                  70,951               857
Websense, Inc.*                                                        167,400             5,507
                                                                                 ---------------
TOTAL                                                                                      7,063
                                                                                 ---------------

COMPUTER TECHNOLOGY 3.47%
Analogic Corp.                                                          61,097   $         2,609
Western Digital Corp.*                                                 452,400             4,628
                                                                                 ---------------
TOTAL                                                                                      7,237
                                                                                 ---------------

CONSTRUCTION 3.64%
Centex Corp.                                                            34,800             3,685
Modtech Holdings, Inc.*                                                416,753             3,901
                                                                                 ---------------
TOTAL                                                                                      7,586
                                                                                 ---------------

CONSUMER ELECTRONICS 5.89%
LoJack Corp.*                                                          308,107             2,462
Take-Two Interactive
Software, Inc.*                                                        194,600             5,643
Universal
Electronics, Inc.*                                                     322,730             4,170
                                                                                 ---------------
TOTAL                                                                                     12,275
                                                                                 ---------------

DIVERSIFIED FINANCIAL SERVICES 2.02%
USI Holdings Corp.*                                                    298,339             4,221
                                                                                 ---------------

DRUG & GROCERY STORE CHAINS 1.61%
Winn-Dixie Stores, Inc.                                                512,700             3,363
                                                                                 ---------------

DRUGS & PHARMACEUTICALS 1.49%
Eyetech
Pharmaceuticals, Inc.*                                                   6,200               130
Noven
Pharmaceuticals, Inc.*                                                  75,460             1,533
Praecis
Pharmaceuticals, Inc.*                                                 217,600             1,443
                                                                                 ---------------
TOTAL                                                                                      3,106
                                                                                 ---------------

ELECTRONICS 1.53%
BEI Technologies, Inc.                                                 151,719             3,194
                                                                                 ---------------

FOODS 2.14%
J & J Snack
Foods Corp.*                                                           105,467             4,458
                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2004

                                                                                           VALUE
INVESTMENTS                                                             SHARES             (000)
------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE 3.05%
Healthcare Service
Group, Inc.                                                            109,688   $         2,188
Province Healthcare Co.*                                               229,250             4,172
                                                                                 ---------------
TOTAL                                                                                      6,360
                                                                                 ---------------

HEALTHCARE MANAGEMENT SERVICES 1.76%
Computer Programs &
Systems, Inc.                                                           66,943             1,433
Molina Healthcare, Inc.*                                                86,700             2,233
                                                                                 ---------------
TOTAL                                                                                      3,666
                                                                                 ---------------

HOMEBUILDING 2.30%
Ryland Group, Inc.                                                      62,900             4,796
                                                                                 ---------------

HOTEL/MOTEL 2.26%
La Quinta Corp.*                                                       626,300             4,716
                                                                                 ---------------

INSURANCE: MULTI-LINE 5.80%
HealthExtras, Inc.*                                                     75,332               777
Hilb, Rogal &
Hamilton Co.                                                           230,100             7,356
UICI*                                                                  311,800             3,960
                                                                                 ---------------
TOTAL                                                                                     12,093
                                                                                 ---------------

INSURANCE: PROPERTY-CASUALTY 5.61%
HCC Insurance
Holdings, Inc.                                                         158,600             4,885
Ohio Casualty Corp.*                                                   382,000             6,819
                                                                                 ---------------
TOTAL                                                                                     11,704
                                                                                 ---------------

MACHINERY: INDUSTRIAL/SPECIALTY 1.23%
Actuant Corp. Class A*                                                  70,300             2,555
                                                                                 ---------------
MACHINERY: OIL WELL EQUIPMENT &
SERVICES 7.01%
Grey Wolf, Inc.*                                                     1,226,200             5,126
Key Energy
Services, Inc.*                                                        409,300   $         4,576
Pride Int'l., Inc.*                                                    260,600             4,912
                                                                                 ---------------
TOTAL                                                                                     14,614
                                                                                 ---------------

MACHINERY: SPECIALTY 1.89%
Helix Technology Corp.                                                 164,300             3,945
                                                                                 ---------------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 10.54%

Bio-Rad
Laboratories, Inc.*                                                     56,300             3,043
Enzon
Pharmaceuticals, Inc.*                                                 254,800             3,414
ICU Medical, Inc.*                                                      73,619             2,775
Immucor, Inc.*                                                          46,350             1,002
Merit Medical
Systems, Inc.*                                                          58,670             1,290
Molecular Devices Corp.*                                                78,900             1,646
Orthologic Corp.*                                                      252,772             1,924
Surmodics, Inc.*                                                       138,700             2,881
Theragenics Corp.*                                                     656,700             3,999
                                                                                 ---------------
TOTAL                                                                                     21,974
                                                                                 ---------------

MEDICAL SERVICES 2.01%
Option Care, Inc.*                                                     320,077             4,187
                                                                                 ---------------

RADIO & TV BROADCASTERS 2.45%
Regent
Communications, Inc.*                                                  728,490             5,099
                                                                                 ---------------

RESTAURANTS 2.03%
Lone Star Steakhouse &
Saloon                                                                 164,181             4,238
                                                                                 ---------------

RETAIL 0.48%
Dave & Buster's, Inc.*                                                  80,500             1,004
                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JANUARY 31, 2004

                                                                                           VALUE
INVESTMENTS                                                             SHARES             (000)
------------------------------------------------------------------------------------------------
SAVINGS & LOAN 1.31%
Brookline Bancorp, Inc.                                                172,165   $         2,734
                                                                                 ---------------

SERVICES: COMMERCIAL 5.17%
Clean Harbors, Inc.*                                                   130,500               994
First Consulting
Group, Inc.*                                                           619,460             4,008
SM&A*                                                                  519,544             5,772
                                                                                 ---------------
TOTAL                                                                                     10,774
                                                                                 ---------------

TRANSPORTATION MISCELLANEOUS 0.66%
Vitran Corp., Inc.*(a)                                                  91,400             1,382
                                                                                 ---------------

TRUCKERS 0.47%
Central Freight
Lines, Inc.*                                                            55,600               974
                                                                                 ---------------
TOTAL COMMON STOCKS
(Cost $167,715,174)                                                              $       200,330
                                                                                 ===============

                                                                     PRINCIPAL
                                                                        AMOUNT             VALUE
                                                                         (000)             (000)
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.69%

REPURCHASE AGREEMENT 4.69%

Repurchase Agreement
dated 1/30/2004
..96% due 2/2/2004 with
State Street Bank &
Trust Co. collateralized by
$6,935,000 of United
States Treasury Bonds at
3.625% due 4/15/2028;
value: $9,977,731;
proceeds: $9,781,353
(Cost $9,780,571)                                                    $   9,781   $         9,781
                                                                                 ===============
TOTAL INVESTMENTS

100.76% (Cost $177,495,745)                                                      $       210,111
                                                                                 ===============

 *  Non-income producing security.
(a) Foreign security traded in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
January 31, 2004

ASSETS:
   Investment in securities, at value (cost $177,495,745)                          $        210,111,079
   Cash                                                                                         523,897
   Receivables:
     Interest and dividends                                                                     121,249
     Investment securities sold                                                                 919,025
     Capital shares sold                                                                      2,157,915
   Prepaid expenses and other assets                                                             31,903
-------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                             213,865,068
-------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                          4,669,558
     Capital shares reacquired                                                                  340,503
     Management fee                                                                             137,690
     12b-1 distribution fees                                                                    120,795
     Fund administration                                                                         11,362
   Accrued expenses and other liabilities                                                        54,444
-------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                          5,334,352
=======================================================================================================
NET ASSETS                                                                         $        208,530,716
=======================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $        167,204,806
Distributions in excess of net investment income                                             (2,294,355)
Accumulated net realized gain on investments                                                 11,004,931
Net unrealized appreciation on investments                                                   32,615,334
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $        208,530,716
=======================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $        120,403,833
Class B Shares                                                                     $         37,246,394
Class C Shares                                                                     $         45,604,767
Class P Shares                                                                     $           1,642.45
Class Y Shares                                                                     $          5,274,080

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                                8,384,601
Class B Shares                                                                                2,625,332
Class C Shares                                                                                3,216,593
Class P Shares                                                                                   113.92
Class Y Shares                                                                                  365,853

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $              14.36
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                    $              15.24
Class B Shares-Net asset value                                                     $              14.19
Class C Shares-Net asset value                                                     $              14.18
Class P Shares-Net asset value                                                     $              14.42
Class Y Shares-Net asset value                                                     $              14.42
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended January 31, 2004

INVESTMENT INCOME:
Dividends                                                                          $            292,407
Interest                                                                                         39,120
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                         331,527
-------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                                  572,844
12b-1 distribution plan-Class A                                                                 163,165
12b-1 distribution plan-Class B                                                                 146,253
12b-1 distribution plan-Class C                                                                 167,583
12b-1 distribution plan-Class P                                                                       4
Shareholder servicing                                                                           136,054
Professional                                                                                     22,503
Reports to shareholders                                                                          28,477
Fund administration                                                                              30,552
Custody                                                                                           8,526
Directors fees                                                                                      256
Registration                                                                                     28,153
Other                                                                                             2,169
-------------------------------------------------------------------------------------------------------
Gross expenses                                                                                1,306,539
   Expense reductions                                                                              (663)
-------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                  1,305,876
-------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                            (974,349)
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                             13,060,888
Net change in unrealized appreciation/depreciation on investments                            20,665,900
=======================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                             33,726,788
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $         32,752,439
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX MONTHS
                                                                         ENDED JANUARY 31, 2004   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                              (UNAUDITED)        JULY 31, 2003
OPERATIONS:
Net investment loss                                                      $             (974,349)  $       (1,057,157)
Net realized gain on investments                                                     13,060,888                9,303
Net change in unrealized appreciation/depreciation on investments                    20,665,900           21,299,623
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 32,752,439           20,251,769
====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                             (879,343)                   -
   Class B                                                                             (174,117)                   -
   Class C                                                                             (225,266)                   -
   Class P                                                                                  (12)                   -
   Class Y                                                                              (40,983)                   -
Net realized gain
   Class A                                                                             (828,770)                   -
   Class B                                                                             (276,174)                   -
   Class C                                                                             (322,891)                   -
   Class P                                                                                  (13)                   -
   Class Y                                                                              (32,093)                   -
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                  (2,779,662)                   -
====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                    82,911,931           47,365,241
Reinvestment of distributions                                                         2,267,594                    -
Cost of shares reacquired                                                           (10,897,349)         (15,750,280)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                         74,282,176           31,614,961
====================================================================================================================
NET INCREASE IN NET ASSETS                                                          104,254,953           51,866,730
====================================================================================================================
NET ASSETS:
Beginning of period                                                                 104,275,763           52,409,033
--------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $          208,530,716   $      104,275,763
====================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                         $           (2,294,355)  $             (285)
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                        SIX MONTHS
                                                           ENDED              YEAR ENDED 7/31       6/18/2001(d)
                                                         1/31/2004        ----------------------        TO
                                                        (UNAUDITED)          2003         2002       7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                    $    11.71        $    9.18    $   10.45    $      10.00
                                                        ==========        =========    =========    ============
  Unrealized appreciation on investments                                                                     .06
                                                                                                    ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                               $      10.06
                                                                                                    ============
Investment operations
  Net investment loss(a)                                      (.07)            (.12)        (.12)           (.07)
  Net realized and unrealized gain (loss)                     2.97             2.65        (1.15)            .46
                                                        ----------        ---------    ---------    ------------
    Total from investment operations                          2.90             2.53        (1.27)            .39
                                                        ----------        ---------    ---------    ------------
Distributions to shareholders from:
  Net investment income                                       (.13)               -            -               -
  Net realized gain                                           (.12)               -            -(g)            -
                                                        ----------        ---------    ---------    ------------
    Total distributions                                       (.25)               -            -               -
                                                        ----------        ---------    ---------    ------------
NET ASSET VALUE, END OF PERIOD                          $    14.36        $   11.71    $    9.18    $      10.45
                                                        ==========        =========    =========    ============
Total Return(b)(e)                                                                                           .60%(c)
Total Return(b)                                              24.87%(c)        27.56%      (12.11)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions            .74%(c)         1.71%        1.66%            .69%(c)
  Expenses, excluding waiver and expense reductions            .74%(c)         1.89%        2.41%            .81%(c)
  Net investment loss                                         (.52)%(c)       (1.30)%      (1.09)%          (.67)%(c)

                                                        SIX MONTHS
                                                           ENDED              YEAR ENDED 7/31       6/18/2001(d)
                                                         1/31/2004        ----------------------         TO
SUPPLEMENTAL DATA:                                      (UNAUDITED)          2003         2002       7/31/2001
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                       $  120,404        $  59,717    $  29,962    $      2,214
  Portfolio turnover rate                                    31.96%           68.48%       47.69%           5.86%
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS
                                                           ENDED              YEAR ENDED 7/31       6/18/2001(d)
                                                         1/31/2004        ----------------------        TO
                                                        (UNAUDITED)          2003         2002       7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                    $    11.56        $    9.12    $   10.45    $      10.00
                                                        ==========        =========    =========    ============
  Unrealized appreciation on investments                                                                     .06
                                                                                                    ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                               $      10.06
                                                                                                    ============
Investment operations
  Net investment loss(a)                                      (.11)            (.18)        (.18)           (.07)
  Net realized and unrealized gain (loss)                     2.93             2.62        (1.15)            .46
                                                        ----------        ---------    ---------    ------------
    Total from investment operations                          2.82             2.44        (1.33)            .39
                                                        ----------        ---------    ---------    ------------
Distributions to shareholders from:
  Net investment income                                       (.07)               -            -               -
  Net realized gain                                           (.12)               -            -(g)            -
                                                        ----------        ---------    ---------    ------------
    Total distributions                                       (.19)               -            -               -
                                                        ----------        ---------    ---------    ------------
NET ASSET VALUE, END OF PERIOD                          $    14.19        $   11.56    $    9.12    $      10.45
                                                        ==========        =========    =========    ============
Total Return(b)(e)                                                                                           .60%(c)
Total Return(b)                                              24.54%(c)        26.75%      (12.68)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions           1.05%(c)         2.33%        2.27%            .75%(c)
  Expenses, excluding waiver and expense reductions           1.05%(c)         2.51%        3.02%            .87%(c)
  Net investment loss                                         (.83)%(c)       (1.92)%      (1.70)%          (.76)%(c)

                                                        SIX MONTHS
                                                           ENDED              YEAR ENDED 7/31       6/18/2001(d)
                                                         1/31/2004        ----------------------         TO
SUPPLEMENTAL DATA:                                      (UNAUDITED)          2003         2002       7/31/2001
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                       $   37,246        $  21,518    $  12,013    $        283
  Portfolio turnover rate                                    31.96%           68.48%       47.69%           5.86%
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS
                                                           ENDED              YEAR ENDED 7/31       6/18/2001(d)
                                                         1/31/2004        ----------------------        TO
                                                        (UNAUDITED)          2003         2002       7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                    $    11.56        $    9.12    $   10.45    $      10.00
                                                        ==========        =========    =========    ============
  Unrealized appreciation on investments                                                                     .06
                                                                                                    ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                               $      10.06
                                                                                                    ============
Investment operations
  Net investment loss(a)                                      (.11)            (.18)        (.18)           (.07)
  Net realized and unrealized gain (loss)                     2.93             2.62        (1.15)            .46
                                                        ----------        ---------    ---------    ------------
    Total from investment operations                          2.82             2.44        (1.33)            .39
                                                        ----------        ---------    ---------    ------------
Distributions to shareholders from:
  Net investment income                                       (.08)               -            -               -
  Net realized gain                                           (.12)               -            -(g)            -
                                                        ----------        ---------    ---------    ------------
    Total distributions                                       (.20)               -            -               -
                                                        ----------        ---------    ---------    ------------
NET ASSET VALUE, END OF PERIOD                          $    14.18        $   11.56    $    9.12    $      10.45
                                                        ==========        =========    =========    ============
Total Return(b)(e)                                                                                           .60%(c)
Total Return(b)                                              24.53%(c)        26.75%      (12.68)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions           1.05%(c)         2.33%        2.27%            .75%(c)
  Expenses, excluding waiver and expense reductions           1.05%(c)         2.51%        3.02%            .87%(c)
  Net investment loss                                         (.83)%(c)       (1.92)%      (1.70)%          (.76)%(c)

                                                        SIX MONTHS
                                                           ENDED              YEAR ENDED 7/31       6/18/2001(d)
                                                         1/31/2004        ----------------------         TO
SUPPLEMENTAL DATA:                                      (UNAUDITED)          2003         2002       7/31/2001
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                       $   45,605        $  23,039    $  40,432    $        468
  Portfolio turnover rate                                    31.96%           68.48%       47.69%           5.86%
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS
                                                           ENDED              YEAR ENDED 7/31       6/18/2001(d)
                                                         1/31/2004        ----------------------        TO
                                                        (UNAUDITED)          2003         2002       7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                    $    11.73        $    9.19    $   10.45    $      10.00
                                                        ==========        =========    =========    ============
  Unrealized appreciation on investments                                                                     .06
                                                                                                    ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                               $      10.06
                                                                                                    ============
Investment operations
  Net investment loss(a)                                      (.06)            (.10)        (.12)           (.07)
  Net realized and unrealized gain (loss)                     2.97             2.64        (1.14)            .46
                                                        ----------        ---------    ---------    ------------
    Total from investment operations                          2.91             2.54        (1.26)            .39
                                                        ----------        ---------    ---------    ------------
Distributions to shareholders from:
  Net investment income                                       (.10)               -            -               -
  Net realized gain                                           (.12)               -            -(g)            -
                                                        ----------        ---------    ---------    ------------
    Total distributions                                       (.22)               -            -               -
                                                        ----------        ---------    ---------    ------------
NET ASSET VALUE, END OF PERIOD                          $    14.42        $   11.73    $    9.19    $      10.45
                                                        ==========        =========    =========    ============
Total Return(b)(e)                                                                                           .60%(c)
Total Return(b)                                              24.97%(c)        27.64%      (12.01)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions            .78%(c)+        1.78%+       1.72%            .70%(c)
  Expenses, excluding waiver and expense reductions            .78%(c)+        1.96%+       2.47%            .82%(c)
  Net investment loss                                         (.56)%(c)+      (1.37)%+     (1.15)%          (.68)%(c)

                                                        SIX MONTHS
                                                           ENDED              YEAR ENDED 7/31       6/18/2001(d)
                                                         1/31/2004        ----------------------         TO
SUPPLEMENTAL DATA:                                      (UNAUDITED)          2003         2002       7/31/2001
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                       $        2        $       1    $       1    $          1
  Portfolio turnover rate                                    31.96%           68.48%       47.69%           5.86%
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                        SIX MONTHS
                                                           ENDED              YEAR ENDED 7/31       6/18/2001(d)
                                                         1/31/2004        ----------------------        TO
                                                        (UNAUDITED)          2003         2002       7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                    $    11.75        $    9.20    $   10.45    $      10.00
                                                        ==========        =========    =========    ============
  Unrealized appreciation on investments                                                                     .06
                                                                                                    ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                               $      10.06
                                                                                                    ============
Investment operations
  Net investment loss(a)                                      (.04)            (.11)        (.10)           (.07)
  Net realized and unrealized gain (loss)                     2.98             2.66        (1.15)            .46
                                                        ----------        ---------    ---------    ------------
    Total from investment operations                          2.94             2.55        (1.25)            .39
                                                        ----------        ---------    ---------    ------------
Distributions to shareholders from:
  Net investment income                                       (.15)               -            -               -
  Net realized gain                                           (.12)               -            -(g)            -
                                                        ----------        ---------    ---------    ------------
    Total distributions                                       (.27)               -            -               -
                                                        ----------        ---------    ---------    ------------
NET ASSET VALUE, END OF PERIOD                          $    14.42        $   11.75    $    9.20    $      10.45
                                                        ==========        =========    =========    ============
Total Return(b)(e)                                                                                           .60%(c)
Total Return(b)                                              25.19%(c)        27.72%      (11.92)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions            .55%(c)         1.33%+       1.27%            .66%(c)
  Expenses, excluding waiver and expense reductions            .55%(c)         1.51%+       2.02%            .78%(c)
  Net investment loss                                         (.33)%(c)        (.92)%+      (.70)%          (.63)%(c)

                                                        SIX MONTHS
                                                           ENDED              YEAR ENDED 7/31       6/18/2001(d)
                                                         1/31/2004        ----------------------         TO
SUPPLEMENTAL DATA:                                      (UNAUDITED)          2003         2002       7/31/2001
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                       $    5,274        $       1    $       1    $          1
  Portfolio turnover rate                                    31.96%           68.48%       47.69%           5.86%
================================================================================================================

 +  The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Commencement of investment operations; SEC effective date on June 26, 2001; Fund shares became available to the public on July 2, 2001.
(e) Total return is for the period 6/18/01 through 6/26/01.
(f) Total return is for the period 6/26/01 through 7/31/01.
(g) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. The Fund is diversified under the Act.

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at an annual rate of .75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                    .25%             .25%            .25%             .20%
Distribution               .10%(1)          .75%            .75%             .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2004:

DISTRIBUTOR                          DEALERS'
COMMISSIONS                       CONCESSIONS
---------------------------------------------
$   164,153                       $   906,224

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended January 31, 2004 and the fiscal year ended July 31, 2003 are as follows:

                                                  1/31/2004            7/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                             $  1,319,721            $      --
   Net long term capital gains                    1,459,941                   --
--------------------------------------------------------------------------------
Total distributions paid                       $  2,779,662            $      --

Capital losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $427,819 during fiscal 2003.

As of January 31, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                      $ 177,663,942
-----------------------------------------------------------
Gross unrealized gain                            34,783,962
Gross unrealized loss                            (2,336,825)
-----------------------------------------------------------
   Net unrealized security gain               $  32,447,137
-----------------------------------------------------------

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended January 31, 2004 are as follows:

PURCHASES                                  SALES
------------------------------------------------
$ 115,143,527                       $ 45,719,540

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2004.

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .09%. At January 31, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months then ended.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies. These factors can affect Fund performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

                                                   SIX MONTHS ENDED
                                                   JANUARY 31, 2004                          YEAR ENDED
                                                         (UNAUDITED)                      JULY 31, 2003
-------------------------------------------------------------------------------------------------------
CLASS A SHARES                             SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold                             3,654,969    $   48,504,730         2,908,482    $   28,100,893
Reinvestment of distributions             112,453         1,503,501                 -                 -
Shares reacquired                        (481,756)       (6,484,226)       (1,072,690)      (10,036,648)
-------------------------------------------------------------------------------------------------------
Increase                                3,285,666    $   43,524,005         1,835,792    $   18,064,245
-------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               878,139    $   11,401,450           817,977    $    7,840,219
Reinvestment of distributions              27,304           360,957                 -                 -
Shares reacquired                        (140,723)       (1,824,398)         (274,061)       (2,510,069)
-------------------------------------------------------------------------------------------------------
Increase                                  764,720    $    9,938,009           543,916    $    5,330,150
-------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                             1,398,935    $   18,255,546         1,192,843    $   11,424,129
Reinvestment of distributions              24,984           330,037                 -                 -
Shares reacquired                        (199,583)       (2,588,725)         (343,914)       (3,203,563)
-------------------------------------------------------------------------------------------------------
Increase                                1,224,336    $   15,996,858           848,929    $    8,220,566
-------------------------------------------------------------------------------------------------------

CLASS P SHARES

Reinvestment of distributions                1.78    $           24                 -    $            -
-------------------------------------------------------------------------------------------------------
Increase                                     1.78    $           24                 -    $            -
-------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                               360,292    $    4,750,205                 -    $            -
Reinvestment of distributions               5,449            73,075                 -                 -
-------------------------------------------------------------------------------------------------------
Increase                                  365,741    $    4,823,280                 -    $            -
-------------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com; and (iii) on the SEC's website at www.sec.gov.

[LORD ABBETT(R) LOGO]

  This report when not used for the general
information of shareholders of the Fund, is to
be distributed only if preceded or accompanied                Lord Abbett Blend Trust
        by a current Fund Prospectus.                                Lord Abbett Small-Cap Blend Fund

 Lord Abbett Mutual Fund shares are distributed by:                                                                     LASCB-3-104
           LORD ABBETT DISTRIBUTOR LLC                                                                                       (3/04)
90 Hudson Street - Jersey City, New Jersey 07302-3973

ITEM 2: Code of Ethics.
              Not applicable

ITEM 3: Audit Committee Financial Expert.
              Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Submission of Matters to a Vote of Security Holders.
              Not Applicable.

ITEM 10: Controls and Procedures.

       (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of August 21, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11: Exhibits.

ITEM 11(a): Not applicable.

ITEM 11(b):
  (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

  (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  Lord Abbett Blend Trust


                                  /s/ Robert S. Dow
                                  -----------------
                                  Robert S. Dow
                                  Chief Executive Officer,
                                  Chairman and President


                                  /s/ Joan A. Binstock
                                  --------------------
                                  Joan A. Binstock
                                  Chief Financial Officer and Vice President


Date: March 25, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                  Lord Abbett Blend Trust


                                  /s/ Robert S. Dow
                                  -----------------
                                  Robert S. Dow
                                  Chief Executive Officer,
                                  Chairman and President



                                  /s/ Joan A. Binstock
                                  --------------------
                                  Joan A. Binstock
                                  Chief Financial Officer and Vice President


Date: March 25, 2004